Revenue and Construction Contracts - Summary of Revenues and Costs Related to Construction Contracts in Progress (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Revenue from construction contracts included in consolidated revenues, accumulated	$ 1,063
Costs incurred in construction contracts included in consolidated cost of sales, accumulated	(1,055)
Construction contracts gross operating profit (loss), accumulated	8
Revenue from construction contracts included in consolidated revenues	1,383	$ 992	$ 1,033
Costs incurred in construction contracts included in consolidated cost of sales	(1,312)	(1,205)	(1,133)
Construction contracts gross operating profit (loss)	$ 71	$ (213)	$ (100)